4. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Foreign currency debt - Current	R$ 1,470.3	R$ 1,438.6
Foreign currency debt - Noncurrent	10,068.1	9,662.7
Foreign currency debt	11,538.4	11,101.3
Local currency debt	3,077.1	3,592.8
Local currency debt	7,550.0	5,750.3
Local currency debt	10,627.1	9,343.1
Derivative financial instruments liabilities	518.3	602.6
Derivative financial instruments liabilities	1,108.0	1,124.8
Gross debt	4,547.4	5,031.4
Gross debt	17,618.1	15,413.0
Gross debt	22,165.5	20,444.4
Derivative financial instruments assets	683.7	961.1
Derivative financial instruments assets	177.4	87.2
Restricted cash	277.3	127.8
Restricted cash	584.3	407.8
Capital Management [Member]
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Foreign currency debt - Current	(1,470.3)
Foreign currency debt - Noncurrent	(10,068.0)
Foreign currency debt	(11,538.3)	(11,101.3)
Local currency debt	(3,077.1)
Local currency debt	(7,550.0)
Local currency debt	(10,627.1)	(9,343.0)
Derivative financial instruments liabilities	(235.0)
Derivative financial instruments liabilities	0.0
Derivative financial instruments liabilities	(235.0)	(299.5)
Gross debt	(4,782.4)
Gross debt	(17,618.0)
Gross debt	(22,400.4)	(20,743.8)
Marketable securities and cash and cash equivalents	5,376.6
Marketable securities and cash and cash equivalents	290.6
Marketable securities and cash and cash equivalents	5,667.2	6,808.1
Derivative financial instruments assets	182.3
Derivative financial instruments assets	0.0
Derivative financial instruments assets	182.3	90.5
Restricted cash	277.3
Restricted cash	584.3
Restricted cash	861.6	535.6
Net debt	1,053.8
Net debt	(16,743.1)
Net debt	R$ (15,689.3)	R$ (13,309.6)